Acquisitions - Summary of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	May 10, 2018	Dec. 20, 2016	Apr. 08, 2015	Mar. 31, 2015
Sojitz Energy Venture Inc
Business Acquisition [Line Items]
Proved properties		$ 77,967
Unproved properties, not subject to amortization		11,133
Other short and long-term assets		2,380
Asset retirement obligations		(3,242)
Cash Paid		$ 88,238
Deep Gulf Energy III, LLC
Business Acquisition [Line Items]
Proved properties			$ 24,316
Unproved properties, not subject to amortization			14,643
Asset retirement obligations			(442)
Cash Paid			$ 38,517
Gulf Coast Energy Resources, LLC
Business Acquisition [Line Items]
Proved properties				$ 38,680
Unproved properties, not subject to amortization				22,637
Asset retirement obligations				(744)
Cash Paid
Current assets				12,748
Other non-current assets				536
Total assets acquired				74,601
Current portion of asset retirement obligations				107
Other current liabilities				18,632
Long-term debt, net of discount				55,000
Other long-term liabilities				118
Total liabilities assumed				$ 74,601
Stone Energy Corporation
Business Acquisition [Line Items]
Current assets	$ 377,155
Other non-current assets	18,928
Long-term debt, net of discount	235,416
Other long-term liabilities	175,082
Property and equipment	876,500
Current liabilities	(130,121)
Allocated purchase price	$ 731,964